Income Taxes - Income Tax Loss Carryforwards Expiration Dates (Details) $ in Thousands	Jan. 31, 2025 USD ($)
Income Taxes
Income tax loss carryforwards	$ 11,615
2026
Income Taxes
Income tax loss carryforwards	59
2027
Income Taxes
Income tax loss carryforwards	191
2028
Income Taxes
Income tax loss carryforwards	188
2029
Income Taxes
Income tax loss carryforwards	146
2030
Income Taxes
Income tax loss carryforwards	375
Thereafter
Income Taxes
Income tax loss carryforwards	798
Indefinite
Income Taxes
Income tax loss carryforwards	9,858
United States | Domestic tax authority
Income Taxes
Income tax loss carryforwards	1,256
United States | Domestic tax authority | 2028
Income Taxes
Income tax loss carryforwards	138
United States | Domestic tax authority | 2029
Income Taxes
Income tax loss carryforwards	138
United States | Domestic tax authority | 2030
Income Taxes
Income tax loss carryforwards	138
United States | Domestic tax authority | Thereafter
Income Taxes
Income tax loss carryforwards	310
United States | Domestic tax authority | Indefinite
Income Taxes
Income tax loss carryforwards	532
EMEA | Foreign tax authority
Income Taxes
Income tax loss carryforwards	9,326
EMEA | Foreign tax authority | Indefinite
Income Taxes
Income tax loss carryforwards	9,326
Asia Pacific | Foreign tax authority
Income Taxes
Income tax loss carryforwards	1,033
Asia Pacific | Foreign tax authority | 2026
Income Taxes
Income tax loss carryforwards	59
Asia Pacific | Foreign tax authority | 2027
Income Taxes
Income tax loss carryforwards	191
Asia Pacific | Foreign tax authority | 2028
Income Taxes
Income tax loss carryforwards	50
Asia Pacific | Foreign tax authority | 2029
Income Taxes
Income tax loss carryforwards	8
Asia Pacific | Foreign tax authority | 2030
Income Taxes
Income tax loss carryforwards	237
Asia Pacific | Foreign tax authority | Thereafter
Income Taxes
Income tax loss carryforwards	$ 488